Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
March 31, 2021

COMMON STOCKS - 4.8%	Shares	Value
Aerospace/Defense - 0.0%
Dassault Aviation SA (1)	2	$2,226
MTU Aero Engines AG (1)	11	2,589
Saab AB (1)	60	1,642
		6,457
Apparel - 0.2%
PVH Corp.	88	9,302
adidas AG (1)	79	24,662
Asics Corp. (1)	3,608	57,513
Hermes International (1)	43	47,602
NIKE, Inc.	328	43,588
		182,667
Auto Manufacturers - 0.2%
PACCAR, Inc.	116	10,779
Tesla, Inc. (2)	230	153,624
		164,403
Auto Parts & Equipment - 0.0%
Aptiv Plc - ADR (2)	120	16,548

Banks - 0.3%
Royal Bank of Canada (1)(2)	212	19,547
Toronto-Dominion Bank/The (1)(2)	272	17,739
Bank of America Corp.	1,630	63,065
Citigroup, Inc.	385	28,009
Comerica, Inc.	187	13,415
JPMorgan Chase & Co.	540	82,204
KeyCorp	169	3,377
PNC Financial Services Group, Inc./The	77	13,506
US Bancorp	290	16,040
Wells Fargo & Co.	814	31,803
Goldman Sachs Group, Inc./The	65	21,255
Morgan Stanley	286	22,211
		332,171
Beverages - 0.0%
Remy Cointreau SA (1)	185	34,170

Building Materials - 0.1%
LafargeHolcim Ltd. (1)	84	4,936
Marshalls Plc (1)	562	5,303
Masco Corp.	227	13,597
Nibe Industrier AB (1)	93	2,884
Owens Corning	107	9,854
Vulcan Materials Co.	170	28,688
		65,262
Chemicals - 0.2%
Albemarle Corp.	61	8,913
Arkema SA (1)	9	1,091
Borregaard ASA (1)	433	9,426
Brenntag SE (1)	26	2,220
Chr Hansen Holding A/S (1)	15	1,363
Clariant AG (1)(2)	34	686
Croda International (1)	13	1,138
DuPont de Nemours, Inc.	831	64,220
FMC Corp.	68	7,521
Givaudan SA (1)	1	3,853
Koninklijke DSM NV (1)	27	4,569
KWS Saat SE & Co KGaA (1)	320	27,657
Yara International ASA (1)	651	33,855
		166,512

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
March 31, 2021

COMMON STOCKS (Continued)	Shares	Value
Commercial Services - 0.1%
Ashtead Group Plc (1)	170	$10,141
IHS Markit Ltd. - ADR	129	12,485
Moody's Corp.	31	9,257
QinetiQ Group Plc (1)	271	1,181
Edenred (1)	47	2,455
Experian Plc (1)	298	10,258
Automatic Data Processing, Inc.	106	19,978
Verisk Analytics, Inc.	56	9,894
RELX Plc (1)	617	15,472
Square, Inc. (2)	94	21,343
S&P Global, Inc.	39	13,762
Savills Plc (1)	67	1,055
		127,281
Computers - 0.1%
Alten SA (1)	220	25,825
Amdocs Ltd. - ADR	499	35,005
Jenoptik AG (1)	328	9,847
		70,677
Cosmetics/Personal Care - 0.1%
Estee Lauder Cos., Inc./The	413	120,121
Lion Corp. (1)	713	13,903
		134,024
Diversified Financial Services - 0.3%
BlackRock, Inc.	24	18,095
Capital One Financial Corp.	85	10,815
London Stock Exchange Group Plc (1)	283	27,076
Mastercard, Inc.	244	86,876
Nasdaq, Inc.	26	3,834
Visa, Inc.	510	107,982
Vontobel Holding AG (1)	119	9,065
		263,743
Electric - 0.1%
Albioma SA (1)	14	686
Alliant Energy Corp.	106	5,741
Ameren Corp.	98	7,973
American Electric Power Co, Inc.	190	16,093
China Longyuan Power Group Corp Ltd. (1)	7,375	10,018
EDP Renovaveis SA (1)	55	1,175
Enel SpA (1)	699	6,962
Eversource Energy	131	11,343
Iberdrola SA (1)	441	5,681
Orsted AS (1)	28	4,522
RWE AG (1)	43	1,685
Sempra Energy	110	14,584
Verbund AG (1)	24	1,745
Xcel Energy, Inc.	206	13,701
		101,909
Electronics - 0.1%
Honeywell International, Inc.	264	57,306
Hoya Corp. (1)	163	19,145
Omron Corp. (1)	166	12,953
Renishaw Plc (1)	90	7,953
Trimble, Inc. (2)	57	4,434
Yokogawa Electric Corp. (1)	728	13,399
		115,190

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
March 31, 2021

COMMON STOCKS (Continued)	Shares	Value
Energy-Alternative Sources - 0.1%
Ence Energia y Celulosa, S.A. (1)(2)	76	$379
ERG SpA (1)	65	1,932
Falck Renewables SpA (1)	125	895
Neoen S.A.(1)(2)	261	861
Nordex SE (1)(2)	54	1,734
Scatec ASA (1)	1,282	38,761
Solaria Energia y Medio Ambiente SA (1)	52	1,103
Vestas Wind Systems A/S (1)	58	11,905
		57,570
Environmental Control - 0.0%
Fluidra SA (1)	91	2,598
Republic Services, Inc.	114	11,326
		13,924
Food - 0.1%
Glanbia Plc (1)	1,399	20,721
Kikkoman Corp. (1)	252	14,998
SunOpta, Inc. (1)(2)	2,586	38,233
Tyson Foods, Inc.	419	31,132
		105,084
Forest Products & Paper - 0.0%
BillerudKorsnas AB (1)	66	1,227
Mondi Plc (1)	57	1,454
Svenska Cellulosa AB SCA (1)	80	1,416
UPM-Kymmene Oyj (1)	76	2,730
		6,827
Healthcare Products - 0.2%
Boston Scientific Corp. (2)	404	15,615
Koninklijke Philips NV (1)	2,115	120,727
Varian Medical Systems, Inc. (2)	375	66,199
		202,541
Healthcare Services - 0.1%
Anthem, Inc.	82	29,434
Humana, Inc.	38	15,931
IQVIA Holdings, Inc. (2)	53	10,236
UnitedHealth Group, Inc.	253	94,134
		149,735
Home Builders - 0.1%
Barratt Developments Plc (1)	243	2,502
Berkeley Group Holdings Plc (1)	29	1,775
DR Horton, Inc.	75	6,684
KB Home	1,420	66,073
LENNAR Corp.	63	6,377
NVR, Inc. (2)	5	23,555
PulteGroup, Inc.	332	17,410
Persimmon Plc (1)(2)	76	3,080
Redrow Plc (1)	1,438	12,450
Taylor Wimpey PLC (1)	831	2,067
		141,973
Home Furnishings - 0.0%
Howden Joinery Group Plc (1)	122	1,233

Household Products/Wares - 0.0%
Clorox Co./The	145	27,967

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
March 31, 2021

COMMON STOCKS (Continued)	Shares	Value
Insurance - 0.2%
Admiral Group Plc (1)	73	$3,121
Aflac, Inc.	106	5,425
Allstate Corp/The	47	5,400
American International Group, Inc.	160	7,394
ASR Nederland NV (1)	36	1,613
AXA SA (1)	1,359	36,472
Cattolica Assicurazioni SPA (1)(2)	488	2,864
CNP Assurances (1)	212	4,030
Coface SA (1)	326	3,609
Direct Line Insurance Group Plc (1)	340	1,468
Fidelity National Financial, Inc.	335	13,621
Hartford Financial Services Group Inc/The	76	5,076
Lincoln National Corp.	281	17,498
Loews Corp.	301	15,435
Marsh & McLennan Cos, Inc.	82	9,988
NN Group NV (1)	95	4,644
Phoenix Group Holdings Plc (1)	246	2,490
Prudential Financial, Inc.	69	6,286
RSA Insurance Group Plc (1)	245	2,300
Sampo Oyj (1)	313	14,121
SCOR SE (1)	53	1,809
Storebrand ASA (1)	4,950	49,852
Sun Life Financial, Inc. (1)	87	4,397
Travelers Cos Inc/The	42	6,317
UNIQA Insurance Group AG (1)	649	4,871
Voya Financial, Inc.	153	9,737
		239,838
Internet - 0.4%
Alphabet, Inc. (2)	93	191,814
ASOS Plc (1)(2)	28	2,136
eBay, Inc.	140	8,574
Facebook, Inc. (2)	433	127,532
Future Plc (1)	1,302	34,355
Moneysupermarket.com Group Plc (1)	2,065	7,590
Rightmove Plc (1)	2,550	20,467
		392,468
Iron/Steel - 0.0%
APERAM SA (1)	23	1,036
Nucor Corp.	350	28,095
Outokumpu Oyj (1)(2)	122	707
SSAB AB (1)(2)	276	1,459
		31,297
Machinery - 0.1%
Husqvarna AB (1)	133	1,916
GEA Group AG (1)	42	1,721
Kardex Holding AG (1)	72	14,687
Konecranes Oyj (1)	37	1,649
Keyence Corp. (1)	89	40,407
Valmet Oyj (1)	63	2,291
		62,671
Media - 0.0%
Thomson Reuters Corp. (1)	171	14,980

Mining - 0.0%
Alcoa Corp. (2)	722	23,458
Rio Tinto Plc (1)	225	17,215
		40,673
Miscellaneous Manufacturing - 0.0%
Zhuzhou CRRC Times Electric Co Ltd. (1)	6,658	24,836

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
March 31, 2021

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas - 0.3%
Atmos Energy Corp.	55	$5,437
Murphy Oil Corp.	579	9,501
Neste Oyj (1)	499	26,485
Oil Search Ltd. (1)	18,883	58,805
PrairieSky Royalty Ltd. (1)	824	8,884
Woodside Petroleum Ltd. (1)	3,046	55,526
Halliburton Co.	4,920	105,583
		270,221
Packaging & Containers - 0.1%
AptarGroup, Inc.	28	3,967
Ardagh Group SA - ADR	660	16,770
Metsa Board Oyj (1)	114	1,242
Vetropack Holding AG (1)(2)	276	17,317
Vidrala SA (1)	108	11,867
Westrock Co.	111	5,777
		56,940
Pharmaceuticals - 0.2%
Bristol-Myers Squibb Co.	624	39,393
Merck & Co, Inc.	698	53,809
Zoetis, Inc.	128	20,157
Cigna Corp.	103	24,899
Becton Dickinson and Co.	73	17,750
		156,008
Retail - 0.1%
TJX Cos Inc/The	262	17,331
Home Depot Inc/The	230	70,208
Lowe's Cos, Inc.	174	33,091
Grafton Group Plc (1)	130	1,835
Moncler SpA (1)	61	3,496
Zalando SE (1)(2)	101	9,907
		135,868
Semiconductors - 0.4%
Advanced Micro Devices, Inc. (2)	269	21,116
Analog Devices, Inc.	78	12,096
Applied Materials, Inc.	189	25,251
Maxim Integrated Products, Inc.	56	5,117
Micron Technology, Inc. (2)	237	20,906
NVIDIA Corp.	130	69,411
Texas Instruments, Inc.	193	36,475
ASM International NV (1)	68	19,776
BE Semiconductor Industries NV (1)	94	7,875
Infineon Technologies AG (1)	3,695	156,665
		374,688
Software - 0.1%
Broadridge Financial Solutions, Inc.	442	67,670
Workday, Inc. (2)	53	13,167
Adobe, Inc. (2)	102	48,488
Intuit, Inc.	60	22,983
		152,308
Storage/Warehousing - 0.0%
Sumitomo Warehouse Co Ltd./The (1)	1,866	24,790

Telecommunications - 0.1%
Viavi Solutions, Inc. (2)	6,688	105,002

Textiles - 0.0%
Mohawk Industries, Inc. (2)	96	18,462

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
March 31, 2021

COMMON STOCKS (Continued)	Shares	Value
Transportation - 0.3%
FedEx Corp.	101	$28,688
United Parcel Service, Inc.	301	51,167
CSX Corp.	250	24,105
Kansas City Southern	29	7,654
CH Robinson Worldwide, Inc.	111	10,593
Expeditors International of Washington, Inc.	143	15,399
Aurizon Holdings Ltd. (1)	8,112	24,030
Canadian Pacific Railway Ltd. (1)	42	16,042
Clarkson Plc (1)	15	569
Hapag-Lloyd AG (1)	57	8,850
Kamigumi Co Ltd. (1)	1,168	22,120
MTR Corp Ltd. (1)	7,456	42,248
Qube Holdings Ltd. (1)	8,991	20,419
ZIM Integrated Shipping Services Ltd - ADR (2)	2,910	70,829
		342,713
Real Estate Services - 0.0%
CBRE Group, Inc. (2)	144	11,392
Hufvudstaden AB (1)	98	1,425
Vonovia SE (1)	276	18,028
Wihlborgs Fastigheter AB (1)	70	1,328
		32,173
REIT - 0.1%
AvalonBay Communities, Inc.	48	8,856
Equity Residential	128	9,169
Invitation Homes, Inc.	191	6,110
Prologis, Inc.	250	26,500
Segro Plc (1)	214	2,766
Sun Communities, Inc.	99	14,854
UNITE Group PLC/The (1)	76	1,118
Weyerhaeuser Co.	247	8,793
		78,166
Water - 0.0%
American Water Works Co, Inc.	72	10,794
Essential Utilities, Inc.	109	4,878
		15,672

TOTAL COMMON STOCKS (Cost $5,082,596)		5,057,642

PREFERRED STOCKS - 0.00%
Machinery - 0.00%
Jungheinrich AG (1)(2)	49	2,356

TOTAL PREFERRED STOCKS (Cost $2,430)		2,356

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
March 31, 2021

PURCHASED OPTIONS AND WARRANTS - 5.6%		Contracts	Notional		Value
Call Option Purchased - 0.9%
Crude Oil Jun 21 Futures at $53, April 27, 2021 (3)	21		1,317,540	USD	$216,090
Crude Oil Dec 21 Futures at $70, October 26, 2021 (3)	139		8,370,580	USD	343,330
Crude Oil Dec 21 Futures at $80, October 26, 2021 (3)	91		5,480,020	USD	84,630
Crude Oil Dec 21 Futures at $90, October 26, 2021 (3)	20		1,204,400	USD	8,400
Crude Oil Dec 21 Futures at $100, October 26, 2021 (3)	20		1,204,400	USD	4,800
FTSE 100 Index Futures at 7,300, June 18, 2021 (3)	764		51,292,133	GBP	147,456
U.S. Treasury Long Bond Futures at 157, April 23, 2021	242		3,741,168,750	USD	151,250
U.S. Treasury Long Bond Futures at 172, May 21, 2021	125		1,932,421,875	USD	5,859
Total Call Option Purchased (Premiums Paid $1,064,616)					961,815

Put Option Purchased - 0.5%
CBOE Volatility Index (VIX) at $20, April 21, 2021	1,012		1,963,280	USD	141,680
CBOE Volatility Index (VIX) at $21, April 21, 2021	1,012		1,963,280	USD	207,460
E-mini S&P 500 at $3,850, April 16, 2021	109		21,622,330	USD	101,370
EURO STOXX 50 (SX5E) at $3,650, April 16, 2021 (3)	812		37,393,183	EUR	55,230
Total Put Option Purchased (Premiums Paid $558,741)					505,740

Over-The-Counter Options Purchased - 1.8%	Counterparty [a]
EUR Put / JPY Call at 122, April 27, 2021 (4)	JPM		338,000	EUR	2,372
EUR Put / SEK Call at 10, April 30, 2021 (4)	JPM		207,000	EUR	16,507
EUR Put / USD Call at 1.100, April 15, 2021 (4)	JPM		1,347,000	EUR	269
GBP Put / JPY Call at 145, June 14, 2021 (4)	JPM		507,000	GBP	64,136
GBP Put / JPY Call at 145, April 20, 2021 (5)	UBS		185,000	GBP	9,640
NOK Call / SEK Put at 1.025, May 28, 2021 (4)	JPM		1,152,000	NOK	61,828
NKY >= 29,787 and USD/JPY =< 102.70, April 9, 2021 (6)	GS		468,000	USD	24,336
NKY >= 29,787 and USD/JPY =< 102.70, May 14, 2021 (6)	GS		468,000	USD	31,684
NKY > 30,401.7 and USDJPY < 103.38, April 9, 2021 (6)	MS		463,000	USD	–
NKY < 26,619 and USDJPY > 106.78 9, April 9, 2021 (6)	MS		579,000	USD	7,151
SX5E < 3637.55 and EUSA30 < 0.2566%, June 18, 2021 (6)	MS		259,000	EUR	14,464
USD Call / CHF Put at 0.936, May 7, 2021 (4)	JPM		306,000	USD	206,741
USD/CHF >= 0.9152 and NZD/USD >= 0.7523, April 29, 2021 (6)	JPM		300,000	USD	23,700
USD Call / INR Put at 76, May 28, 2021 (5)	JPM		438,000	USD	95,383
USD Call / JPY Put at 115, November 4, 2021 (4)(5)	MLI		1,170,000	USD	480,964
USD Call / JPY Put at 120, September 11, 2023 (4)(5)	JPM		1,446,000	USD	504,732
USD Put / CAD Call at 1.200, April 1, 2021 (4)	JPM		293,000	USD	–
USD Put / JPY Call at 99.5, June 25, 2021 (4)(5)	GS		1,610,000	USD	34,153
USD Put / JPY Call at 106, April 19, 2021 (5)	MS		533,000	USD	12,629
UKX > 7137.23 and NDX < 15123.83, April 16, 2021 (6)	MS		476,000	USD	35,462
UKX > 7238.71 and NDX < 15123.83, June 18, 2021 (6)	MS		476,000	USD	50,932
XAU > $1,987.5 and USSW30 > 1.363%, June 11, 2021 (6)	MS		881,000	USD	128,186
XAU > $1,987.5 and USSW30 > 1.415%, June 25, 2021 (6)	MS		881,000	USD	130,564
XAU > $2,031.48 and USSW30 > 1.687%, September 10, 2021 (6)	MS		788,000	USD	–
XAU > $2,031.48 and USSW30 > 1.687%, September 24, 2021 (6)	MS		788,000	USD	–
Total Over-The-Counter Options (Premiums Paid $1,854,565)					1,935,833

Warrants - 2.4%
Euro STOXX 50 Index Dispersion Warrant (1)(7)
Effective: 03/03/2020, Expiration: 06/18/2021, Strike: 19.19%	JPM	4	400,000	EUR	835,204
Swiss Market Index Dispersion Warrant (1)(7)
Effective: 06/16/2020, Expiration: 06/18/2021, Strike: 21.32%	MS	300	300,000	CHF	339,597
Effective: 01/28/2021, Expiration: 12/16/2021, Strike: 19.94%	UBS	30	300,000	CHF	320,668
S&P 500 Index Dispersion Warrants (7)
Effective: 01/28/2020, Expiration: 06/18/2021, Strike: 16.08%	HSBC	300	300,000	USD	286,401
Effective: 02/25/2020, Expiration: 06/18/2021, Strike: 17.57%	HSBC	400	400,000	USD	423,040
Effective: 06/12/2020, Expiration: 06/18/2021, Strike: 30.48%	JPM	3	300,000	USD	350,096
Total Warrants (Cost $2,100,550)					2,555,006

TOTAL PURCHASED OPTIONS AND WARRANTS (Cost/Premiums Paid $5,578,472)					5,958,394

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
March 31, 2021

SHORT-TERM INVESTMENTS - 39.7%	Amount		Value
United States Treasury Bills - 39.7% (8)
0.103%, 04/01/2021	5,000,000	USD	$5,000,000
0.088%, 04/08/2021	4,400,000	USD	4,400,000
0.038%, 06/17/2021	4,000,000	USD	3,999,915
0.039%, 07/15/2021	4,000,000	USD	3,999,883
0.016%, 08/05/2021	4,000,000	USD	3,999,834
0.046%, 08/12/2021	4,690,000	USD	4,689,789
0.051%, 08/26/2021	4,460,000	USD	4,459,681
0.041%, 09/09/2021	5,100,000	USD	5,099,572
0.039%, 09/23/2021	3,000,000	USD	2,999,654
0.015%, 10/07/2021	3,500,000	USD	3,499,541
Total United States Treasury Bills (Cost $42,145,444)			42,147,869

TOTAL SHORT-TERM INVESTMENTS (Cost $42,145,444)			42,147,869

Investments, at value (Cost $52,808,942) - 50.1%			53,166,261
Other Assets in Excess of Liabilities - 49.9%			52,989,511
TOTAL NET ASSETS - 100.0%			$106,155,772

ADR	American Depositary Receipt
(1)	Foreign issued security.
(2)	Non-income producing security.
(3)	Position held in subsidiary.
(4)	Binary option - Payoff is either notional amount or nothing.
(5)	One touch option - Option pays notional if spot rate meets strike at any point during the term of the option.
(6)	Dual binary option - Option only pays if both terms are met at maturity.
(7)
The payout of the dispersion warrants is calculated with the observed volatility of a weighted basket of component stocks of the respective Index relative to each stock's assigned strike value in excess of the volatility of the respective Index relative to a strike volatility between the effective and expiration dates of the respective warrant.

(8)	Rate quoted is effective yield of position.

[a]	Counterparty abbreviations
BNP - BNP Paribas S.A.
GS - Goldman Sachs
HSBC - HSBC Bank Plc
JPM - J.P. Morgan Investment Bank
MS - Morgan Stanley
UBS - UBS AG
MLI - Merrill Lynch

Reference entity abbreviations
EUSA30 - EUR Swap Annual 30-year
SX5E - Euro Stoxx 50 Index
USSW30 - 30 year US Swap Rate
USSW10 - 10 year US Swap Rate
XAU - Gold spot price quoted in US dollar

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
March 31, 2021

WRITTEN OPTIONS - (0.4%)	Contracts	Notional		Value
Call Option Written - (0.1%)
CBOE Volatility Index (VIX) at $27, April 21, 2021	(30)	(58,200)	USD	$(2,475)
CBOE Volatility Index (VIX) at $30, April 21, 2021	(30)	(58,200)	USD	(1,800)
CBOE Volatility Index (VIX) at $35, April 21, 2021	(30)	(58,200)	USD	(1,200)
CBOE Volatility Index (VIX) at $42, April 21, 2021	(30)	(58,200)	USD	(750)
E-mini S&P 500 at $4,050, April 20, 2021	(63)	(12,497,310)	USD	(39,060)
FTSE 100 Index at 6,775, April 16, 2021	(4)	(268,545)	GBP	(2,812)
FTSE 100 Index at 6,825, April 16, 2021	(4)	(268,545)	GBP	(1,820)
FTSE 100 Index at 6,850, April 16, 2021	(4)	(268,545)	GBP	(1,434)
FTSE 100 Index at 6,925, April 16, 2021	(4)	(268,545)	GBP	(662)
HG Copper May 21 Futures at 450, April 27, 2021 (1)	(24)	(239,730,000)	USD	(6,900)
JPY/USD FX at 92, April 9, 2021	(2)	(2,258,875,000)	JPY	(88)
JPY/USD FX at 92.5, April 9, 2021	(2)	(2,258,875,000)	JPY	(50)
JPY/USD FX at 93, April 9, 2021	(2)	(2,258,875,000)	JPY	(38)
NASDAQ 100 Stock Index at $14,000, April 16, 2021	(5)	(6,545,720)	USD	(5,750)
Total Put Option Written (Premiums Received $185,965)				(64,839)

Put Option Written - (0.3%)
CBOE Volatility Index (VIX) at $23, April 21, 2021	(30)	(58,200)	USD	(10,800)
CBOE Volatility Index (VIX) at $24, April 21, 2021	(30)	(58,200)	USD	(13,200)
Crude Oil Jun 21 Futures at $57, April 27, 2021 (1)	(9)	(564,660)	USD	(10,170)
Crude Oil Dec 21 Futures at $50, October 26, 2021 (1)	(52)	(3,131,440)	USD	(123,240)
E-mini Russell 2000 at $1,800, June 18, 2021	(4)	(444,500)	USD	(3,660)
Gold May 21 Futures at $1,650, April 27, 2021 (1)	(71)	(12,180,760)	USD	(48,990)
HG Copper May 21 Futures at $385, April 27, 2021 (1)	(24)	(239,730,000)	USD	(26,700)
JPY/USD FX at 90.5, April 9, 2021	(2)	(2,258,875,000)	JPY	(1,100)
JPY/USD FX at 91, April 9, 2021	(2)	(2,258,875,000)	JPY	(1,950)
JPY/USD FX at 91.5, April 9, 2021	(2)	(2,258,875,000)	JPY	(3,025)
NASDAQ 100 Stock Index at $12,000, April 16, 2021	(14)	(18,328,016)	USD	(39,900)
Silver May 21 Futures at $24, April 27, 2021 (1)	(29)	(3,557,140)	USD	(74,965)
Total Put Option Written (Premiums Received $561,782)				(357,700)

TOTAL WRITTEN OPTIONS (Premiums Received $747,747)				$(422,539)

(1)	Position held in subsidiary.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
March 31, 2021

FORWARD CURRENCY CONTRACTS (1)

Settlement	Currency	Pay	USD Value	Currency	Receive	USD Value	Unrealized
Date	Delivered	Amount	March 31, 2021	Received	Amount	March 31, 2021	Gain/(Loss)
04/06/2021	CAD	476,795	$379,411	USD	379,160	$379,160	$(251)
04/06/2021	CHF	116,888	123,692	USD	123,756	123,756	64
04/06/2021	DKK	124,010	19,552	USD	19,560	19,560	8
04/06/2021	EUR	534,191	626,523	USD	626,867	626,867	344
04/06/2021	GBP	140,392	193,547	USD	193,507	193,507	(40)
04/06/2021	NOK	380,707	44,511	USD	44,418	44,418	(93)
04/06/2021	SEK	1,387,019	158,826	USD	158,912	158,912	87
04/30/2021	AUD	1,542,000	1,171,421	USD	1,176,934	1,176,934	5,513
04/30/2021	CAD	8,367,014	6,658,349	USD	6,650,998	6,650,998	(7,351)
04/30/2021	CHF	600,000	635,337	USD	638,198	638,198	2,861
04/30/2021	EUR	7,791,033	9,142,205	JPY	1,008,288,861	9,109,206	(32,999)
04/30/2021	EUR	1,778,896	2,087,403	USD	2,100,489	2,100,489	13,085
04/30/2021	HUF	76,688,685	248,229	USD	248,361	248,361	132
04/30/2021	JPY	405,777,482	3,665,924	EUR	3,123,310	3,664,975	(949)
04/30/2021	NOK	26,294,000	3,074,252	SEK	26,837,891	3,073,852	(400)
04/30/2021	PLN	967,842	244,938	USD	245,703	245,703	765
04/30/2021	SEK	42,213,751	4,834,911	NOK	41,902,000	4,899,114	64,203
04/30/2021	SEK	609,346	69,791	USD	70,000	70,000	209
04/30/2021	USD	2,439,633	2,439,633	AUD	3,198,000	2,429,445	(10,188)
04/30/2021	USD	10,339,122	10,339,122	CNH	67,814,300	10,306,125	(32,997)
04/30/2021	USD	5,535,456	5,535,456	GBP	4,016,000	5,537,019	1,563
04/30/2021	USD	8,631,836	8,631,836	JPY	945,994,391	8,546,417	(85,418)
04/30/2021	USD	2,436,448	2,436,448	MXN	50,636,703	2,469,348	32,901
04/30/2021	USD	2,208,625	2,208,625	NOK	18,942,712	2,214,751	6,126
04/30/2021	USD	6,659,240	6,659,240	SEK	57,561,376	6,592,736	(66,504)
04/30/2021	USD	3,859,517	3,859,517	SGD	5,199,322	3,864,489	4,972
04/30/2021	USD	158,849	158,849	ZAR	2,394,909	161,593	2,744
06/16/2021	BRL	7,112,031	1,256,517	USD	1,280,667	1,280,667	24,150
06/16/2021	CLP	1,613,089	2,240	USD	2,222	2,222	(19)
06/16/2021	INR	957,561	12,961	USD	13,021	13,021	60
06/16/2021	KRW	22,664,870	20,026	USD	20,000	20,000	(26)
06/16/2021	PHP	127,258,057	2,615,819	USD	2,609,775	2,609,775	(6,043)
06/16/2021	RUB	10,491,023	137,390	USD	140,000	140,000	2,610
06/16/2021	THB	113,027,591	3,615,851	USD	3,656,157	3,656,157	40,306
06/16/2021	TWD	4,226,957	148,204	USD	150,000	150,000	1,796
06/16/2021	USD	2,988,848	2,988,848	BRL	16,736,537	2,956,925	(31,923)
06/16/2021	USD	2,654,918	2,654,918	CLP	1,900,945,570	2,639,888	(15,030)
06/16/2021	USD	270,000	270,000	IDR	3,910,451,995	267,649	(2,351)
06/16/2021	USD	363,021	363,021	INR	26,718,165	361,647	(1,374)
06/16/2021	USD	6,741,128	6,741,128	KRW	7,622,075,737	6,734,512	(6,616)
06/16/2021	USD	542,000	542,000	PHP	26,489,080	544,489	2,489
06/16/2021	USD	70,000	70,000	RUB	5,218,554	68,342	(1,658)
06/16/2021	USD	1,300,000	1,300,000	TWD	36,572,760	1,282,302	(17,698)
							$(112,940)
(1) J.P. Morgan Securities, Inc. is the counterparty to all contracts.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
March 31, 2021

	FUTURES CONTRACTS
	Description	Number of Contracts Long (Short)	Expiration Date	Notional Amount		Unrealized Gain/(Loss)
	Amsterdam Exchanges Index	2	April 2021	327,954	EUR	$8,388
	Australia SPI 200 Index	4	June 2021	513,911	AUD	(2,360)
	Australian 10 Year Government Bond	(37)	June 2021	(3,881,473)	AUD	44,603
	Australian Dollar	16	June 2021	1,216,240	USD	(21,542)
*	Brent Crude	(2)	April 2021	(125,480)	USD	417
*	Brent Crude	21	October 2022	1,200,360	USD	(28,105)
	British Pound	29	June 2021	2,497,806	USD	(26,671)
	CAC 40 Index	11	April 2021	782,499	EUR	3,312
	Canadian 10 Year Government Bond	6	June 2021	662,545	CAD	1,747
	Canadian Dollar	21	June 2021	1,670,970	USD	(7,568)
*	Canola	8	May 2021	96,392	CAD	6,147
	CBOE Volatility Index	(9)	May 2021	(204,082)	USD	38,007
*	Cocoa	4	May 2021	93,920	USD	(6,264)
*	Coffee 'C'	1	May 2021	46,313	USD	(940)
*	Copper	18	May 2021	1,797,975	USD	(39,260)
*	Corn	5	May 2021	141,063	USD	2,083
*	Cotton No. 2	2	May 2021	80,880	USD	(6,256)
*	Crude Oil	2	April 2021	118,320	USD	(10,635)
	DAX Index	1	June 2021	440,614	EUR	13,484
	DAX Mini	5	June 2021	440,614	EUR	12,613
	E-mini Dow	1	June 2021	164,490	USD	878
	E-mini Russell 2000 Index	(2)	June 2021	(222,250)	USD	9,422
	E-mini S&P 500	8	June 2021	1,586,960	USD	14,948
	Euro FX Currency	5	June 2021	733,875	USD	(11,558)
	Euro STOXX 50 Index	(183)	June 2021	(8,296,624)	EUR	(196,587)
	Euro STOXX 50 Volatility Index	1	April 2021	2,152	EUR	(406)
	Euro-Bund	39	June 2021	7,833,570	EUR	3,137
	Euro-BUXL 30 Year Bond	27	June 2021	6,523,847	EUR	(25,294)
*	European Emission Allowances	52	December 2021	2,594,725	EUR	253,897
	FTSE 100 Index	50	June 2021	4,604,202	GBP	(23,511)
	FTSE 250 Index	(11)	June 2021	(650,019)	GBP	2,595
	FTSE/JSE TOP 40 Index	2	June 2021	82,900	ZAR	(1,161)
	FTSE/MIB Index	2	June 2021	286,069	EUR	4,351
*	Gold 100 oz	14	June 2021	2,401,840	USD	(14,314)
	Hang Seng China Enterprises Index	(16)	April 2021	(1,126,098)	HKD	2,723
	Hang Seng Index	1	April 2021	182,118	HKD	660
*	Hard Red Winter Wheat	1	May 2021	28,788	USD	(3,465)
	IBEX 35 Index	2	April 2021	201,393	EUR	(387)
	Japanese Yen	(3)	June 2021	(338,831)	USD	676
	Korea 3 Year Bond	107	June 2021	10,474,513	KRW	17,379
	Korea 10 Year Bond	(2)	June 2021	(222,841)	KRW	1,057
	Korea Stock Exchange KOSPI 200 Index	1	June 2021	91,595	KRW	937
*	Lean Hogs	5	June 2021	210,600	USD	16,502
*	London Metal Exchange Lead	3	April 2021	146,775	USD	(12,361)
*	London Metal Exchange Lead	(3)	April 2021	(146,775)	USD	7,534
*	London Metal Exchange Lead	1	May 2021	49,144	USD	191
*	London Metal Exchange Nickel	1	April 2021	96,180	USD	(14,097)
*	London Metal Exchange Nickel	(1)	April 2021	(96,180)	USD	1,299
*	London Metal Exchange Nickel	1	May 2021	96,279	USD	(228)

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
March 31, 2021

	FUTURES CONTRACTS
	Description	Number of Contracts Long (Short)	Expiration Date	Notional Amount		Unrealized Gain/(Loss)
*	London Metal Exchange Primary Aluminum	3	April 2021	164,569	USD	$8,303
*	London Metal Exchange Primary Aluminum	(3)	April 2021	(164,569)	USD	(1,141)
*	London Metal Exchange Primary Aluminum	2	May 2021	110,013	USD	1,057
*	London Metal Exchange Zinc	1	April 2021	70,181	USD	3,172
*	London Metal Exchange Zinc	(1)	April 2021	(70,181)	USD	(934)
*	London Metal Exchange Zinc	1	May 2021	70,306	USD	891
	Long Gilt	(125)	June 2021	(21,987,055)	GBP	86,662
*	Low Sulphur Gas Oil	1	May 2021	50,750	USD	(3,502)
	Mexican Peso	3	June 2021	72,810	USD	1,285
*	Milling Wheat No. 2	5	May 2021	63,179	EUR	(2,369)
	MSCI Emerging Markets Index	63	June 2021	4,165,875	USD	(56,276)
	MSCI World Index	(173)	June 2021	(14,557,950)	USD	4,834
	NASDAQ 100 E-mini	(2)	June 2021	(523,590)	USD	(4,304)
*	Natural Gas	(1)	April 2021	(26,080)	USD	(382)
	New Zealand Dollar	15	June 2021	1,047,450	USD	(29,859)
	Nikkei 225	8	June 2021	1,055,588	JPY	9,163
	Nikkei 225 Mini	28	June 2021	737,900	JPY	4,886
	Norwegian Krone	2	June 2021	467,320	USD	(3,203)
*	NY Harbor ULSD	1	April 2021	74,332	USD	(5,509)
	OMX 30 Index	13	April 2021	325,579	SEK	5,471
*	Platinum	11	July 2021	655,325	USD	8,498
*	RBOB Gasoline	1	April 2021	82,307	USD	(3,451)
*	Red Spring Wheat	2	May 2021	61,075	USD	(3,027)
*	Robusta Coffee	2	May 2021	26,840	USD	(2,053)
	S&P 500 Dividend Index	193	December 2021	2,834,688	USD	808,755
	S&P 500 Dividend Index	74	December 2022	1,116,475	USD	243,419
	S&P 500 Dividend Index	68	December 2023	1,048,050	USD	346,554
	S&P/Toronto Stock Exchange 60 Index	7	June 2021	1,237,797	CAD	(7,527)
	SGX MSCI Singapore Index	9	April 2021	239,485	SGD	1,067
*	SGX TSI Iron Ore	8	May 2021	124,400	USD	2,297
	Short-Term Euro-BTP	7	June 2021	928,922	EUR	778
*	Silver	15	May 2021	1,839,900	USD	(73,060)
*	Soybean	1	May 2021	71,838	USD	1,861
*	Soybean Meal	2	May 2021	84,640	USD	(1,955)
*	Soybean Oil	1	May 2021	31,752	USD	4,455
	STOXX 600 Banks Index	2	June 2021	44,058	EUR	1,376
*	Sugar No. 11	3	April 2021	49,627	USD	(4,050)
	Swedish Krona	3	June 2021	687,480	USD	(17,805)
	Swiss Franc	8	June 2021	1,059,500	USD	(21,988)
	U.S. 5 Year Treasury Note	(1)	June 2021	(123,398)	USD	1,124
	U.S. 10 Year Treasury Note	95	June 2021	12,439,063	USD	(129,632)
	U.S. Treasury Long Bond	(32)	June 2021	(4,947,000)	USD	37,231
*	Wheat	1	May 2021	30,900	USD	(2,001)
*	White Sugar	4	April 2021	84,000	USD	(2,277)
						$1,222,851

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
March 31, 2021

INTEREST RATE SWAPS *
Rate paid [1]	Rate received [1]	Payment Frequency	Effective Date	Termination Date	Notional Amount		Value	Premium Paid (Received)	Unrealized Gain/(Loss)
CAD-BA-CDOR 0.435%	1.408%	3 Month	6/16/2021	6/16/2026	3,655,300	CAD	$(18,176)	$-	$(18,176)
CNY-CNREPOFIX 2.995%	2.920%	3 Month	6/16/2021	6/16/2026	79,634,422	CNY	67,957	-	67,957
0.046%	GBP-SONIA 0.000%	12 Month	1/30/2023	1/30/2025	10,833,100	GBP	164,319	19,890	144,429
HKD-HIBOR-HKAB 0.240%	0.632%	3 Month	6/16/2021	6/16/2024	14,670,000	HKD	(1,155)	159	(1,314)
HKD-HIBOR-HKAB 0.240%	1.596%	3 Month	6/16/2021	6/16/2031	3,300,000	HKD	(5,668)	(38)	(5,630)
1.679%	HUF-BUBOR-Reuters 0.850%	6 Month	6/16/2021	6/16/2024	464,050,000	HUF	6,738	211	6,527
2.556%	HUF-BUBOR-Reuters 0.850%	6 Month	6/16/2021	6/16/2031	89,800,000	HUF	4,792	(32)	4,824
INR-FBIL-MIBOR 3.500%	5.620%	6 Month	6/16/2021	6/16/2026	29,500,000	INR	5,235	(511)	5,746
0.580%	JPY-LIBOR-BBA -0.044%	6 Month	6/16/2021	6/16/2061	22,200,000	JPY	1,851	(76)	1,927
MXN-TIIE-Banxico 4.288%	5.550%	28 Days	6/16/2021	6/10/2026	176,209,100	MXN	(238,403)	(8,400)	(230,003)
MXN-TIIE-Banxico 4.288%	6.310%	28 Days	6/16/2021	6/4/2031	10,700,000	MXN	(23,899)	-	(23,899)
1.867%	NOK-NIBOR-OIBOR 0.430%	6 Month	6/16/2021	6/16/2031	3,100,000	NOK	800	33	767
NZD-BBR-FRA 0.250%	0.859%	3 Month	6/16/2021	6/16/2024	1,400,000	NZD	3,793	85	3,708
NZD-BBR-FRA 0.250%	1.118%	3 Month	6/16/2021	6/16/2026	4,422,300	NZD	(12,650)	1,286	(13,936)
0.753%	PLN-WIBOR-WIBO 0.150%	6 Month	6/16/2021	6/16/2024	1,000,000	PLN	960	-	960
1.795%	PLN-WIBOR-WIBO 0.150%	6 Month	6/16/2021	6/16/2031	4,200,000	PLN	12,083	(165)	12,248
0.726%	SGD-SOR-VWAP 0.340%	6 Month	6/16/2021	6/16/2024	100,000	SGD	124	8	116
USD-LIBOR-BBA 0.194%	0.526%	3 Month	6/16/2021	6/17/2024	300,000	USD	(657)	6	(663)
0.965%	USD-LIBOR-BBA 0.194%	3 Month	6/16/2021	6/16/2026	6,216,700	USD	51,857	-	51,857
ZAR-JIBAR-SAFEX 3.675%	7.932%	3 Month	6/16/2021	6/16/2031	6,700,000	ZAR	3,248	-	3,248
Total of Interest Rate Swaps							$23,149	$12,456	$10,693

* Counterparty is J.P. Morgan Investment Bank
[1] Floating rate definitions
CAD-BA-CDOR - Canada Bankers Average Rate
CNY-CNREPOFIX - China Foreign Exchange Trade System 7 day Interbank Repo Fixing Rate
GBP-SONIA - Sterling Overnight Index Average
HKD-HIBOR-HKAB - Hong Kong Inter-Bank Offered Rate
HUF-BUBOR-Reuters - Budapest Inter-Bank Offered Rate
INR-FBIL-MIBOR - Financial Benchmarks India Overnight Mumbai Interbank Outright Rate
JPY-LIBOR-BBA - Japanese Yen - London Inter-bank Offered Rate
MXN-TIIE-Banxico - Mexico 28 Day Interbank Equilibrium Interest Rate (TIIE)
NOK-NIBOR - Norway Interbank Offered Rate
NZD-BBR-FRA - New Zealand Official Cash Rate
PLN-WIBOR-WIBO - Offered rate for deposits in Polish Zloty
SGD-SOR-VWAP - Singapore Dollar Swap Offer Rate Volume Weighted Average Price
UK RPI - United Kingdom Retail Price Index
USD-LIBOR-BBA - U.S. Dollar - London Inter-Bank Offered Rate
USA-CPI-U - U.S. Consumer Price Index for Urban Consumers
ZAR-JIBAR-SAFEX - Johannesburg Interbank Average Rate

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
March 31, 2021

CREDIT DEFAULT SWAPS *
Reference Entity	Buy/Sell Protection	Rate Paid/ (Received) by the Fund	Termination Date	Notional Amount		Value	Premium Paid (Received)		Unrealized Gain/(Loss)
Markit CDX North America High Yield Index	Buy	5.00%	6/20/2026	100,000	USD	(9,063)	(8,406)		(657)
Markit CDX North America Investment Grade Index	Buy	1.00%	6/20/2026	900,000	USD	(21,293)	(19,324)		(1,969)
Markit iTraxx Europe Crossover Index	Buy	5.00%	6/20/2026	100,000	EUR	(14,076)	(12,844)		(1,232)
Total of Credit Default Swaps - Buy Protection						$(44,432)	$(40,574)		$(3,858)

Reference Entity	Buy/Sell Protection	Rate Paid/ (Received) by the Fund	Termination Date	Notional Amount		Value	Premium Paid (Received)		Unrealized Gain/(Loss)
Markit iTraxx Europe Index	Sell	1.00%	6/20/2026	500,000	EUR	14,819	13,891		928
Total of Credit Default Swaps - Sell Protection						$14,819	$13,891	$	$ 928

* Counterparty is J.P. Morgan Investment Bank

AUD - Australian Dollar	HUF - Hungarian Forint	PLN - Polish Zloty
BRL - Brazilian Real	IDR - Indonesian Rupiah	RUB - Russian Ruble
CAD - Canadian Dollar	INR - Indian Rupee	SEK - Swedish Krona
CHF - Swiss Franc	JPY - Japanese Yen	SGD - Singapore Dollar
CLP - Chilean Peso	KRW - South-Korean Won	THB - Thai Baht
CNY - Chinese Yuan	MXN - Mexican Peso	TRY - Turkish Lira
EUR - Euro	NOK - Norwegian Kroner	TWD - Taiwan Dollar
GBP - British Pound	NZD - New Zealand Dollar	USD - US Dollar
HKD - Hong Kong Dollar	PHP - Philippine Peso	ZAR - South African Rand

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
March 31, 2021

	TOTAL RETURN SWAPS *
	Reference Entity	Counter- party [a]	Rate Paid/Received [b]	Payment Frequency	Termination Date	Notional Amount		Unrealized Gain/(Loss)
[1]	BCIIFFOD Index	B	USD LIBOR 1M - 0.10% (0.011%)	monthly	03/08/2022	(629,631)	USD	$(14,180)
[2]	CGFCREIT Index	CITI	GBP LIBOR 1M - 0.001% (0.050%)	monthly	02/04/2022	(186,104)	EUR	2,954
	Cia De Minas Buenaventura	JPM	USD LIBOR 1M - 0.25% (-0.139%)	monthly	03/22/2022	(38,825)	USD	2,542
	Cosan SA	MS	BRL CDI + 2.65% (4.150%)	monthly	09/16/2021	733,083	BRL	(1,487)
[3]	GSCBFACT Index	GS	USD LIBOR 1M - 0.50% (0.389%)	monthly	03/06/2024	(160,768)	USD	1,260
[4]	GSCBFCBA Index	GS	CAD CDOR 1M + 0.45% (0.863%)	monthly	03/07/2024	550,509	CAD	(1,953)
[5]	GSGLFCOA Index	GS	USD LIBOR 1M - 0.70% (-0.589%)	monthly	02/08/2024	(209,935)	USD	(2,428)
[6]	GSGLFEXC Index	GS	USD LIBOR 1M + 0.40% (0.511%)	monthly	09/26/2023	270,458	USD	1,589
[7]	GSGLFMIN Index	GS	USD LIBOR 1M + 0.40% (0.511%)	monthly	10/13/2023	985,581	USD	(3,071)
[8]	GSGLFPAY Index	GS	USD LIBOR 1M + 0.40% (0.511%)	monthly	03/14/2024	302,835	USD	(3,333)
[9]	GSGLPLAS Index	GS	USD LIBOR 1M + 0.45% (0.561%)	monthly	01/19/2024	311,800	USD	2,769
[10]	GSGLSMA3 Index	GS	USD LIBOR 1M - 1.12% (-1.009%)	monthly	03/22/2023	(299,901)	USD	564
[11]	JPCMFBAN Index	JPM	USD LIBOR 1M + 0.70% (0.811%)	monthly	03/23/2022	541,932	USD	8,003
[12]	JPEBCSMI Index	JPM	CHF LIBOR 1M + 0.30% (-0.495%)	monthly	08/25/2021	508,524	CHF	509
[13]	JPFCITSV Index	JPM	USD LIBOR 1M - 0.35% (-0.239%)	monthly	07/12/2021	(1,501,833)	USD	(18,070)
[14]	JPFUAIR Index	JPM	USD LIBOR 1M - 1.05% (-0.939%)	monthly	08/05/2021	(325,600)	USD	5,972
[15]	JPFUEMBK Index	JPM	USD LIBOR 1M + 0.30% (0.411%)	monthly	04/21/2022	318,201	USD	(1,068)
[16]	JPFUEUBA Index	JPM	EUR EURIBOR 1M - 1.15% (-1.706%)	monthly	12/15/2021	(633,297)	EUR	(13,648)
[17]	JPFUEUIN Index	JPM	EUR EURIBOR 1M + 0.30% (-0.256%)	monthly	04/13/2021	275,766	EUR	5,123
[18]	JPFUMEDA Index	JPM	USD LIBOR 1M + 0.40% (0.544%)	monthly	09/15/2021	523,681	USD	(13,161)
[19]	JPFUOMED Index	JPM	USD LIBOR 1M - 0.50% (-0.389%)	monthly	04/05/2022	(317,087)	USD	3,908
[20]	JPFUREGU Index	JPM	USD LIBOR 1M - 0.40% (-0.289%)	monthly	09/01/2021	(214,262)	USD	2,700
[21]	JPFUROBO Index	JPM	USD LIBOR 1M + 0.29% (0.396%)	monthly	01/26/2022	530,047	USD	6,453
[22]	JPFUSTEE Index	JPM	USD LIBOR 1M + 0.30% (0.411%)	monthly	12/29/2021	921,634	USD	39,387
[23]	JPTAOBRL Index	JPM	BRL CDI + 0.50% (3.150%)	monthly	12/29/2021	180,058	BRL	870
	Klabin SA	MS	BRL CDI + 2.65% (4.150%)	monthly	09/16/2021	441,976	BRL	(2,822)
	Lloyds Banking Group PLC	JPM	GBP LIBOR 1M + 0.25% (0.300%)	monthly	03/09/2022	53	GBP	3
[24]	MSFDRUS Index	MS	0	monthly	07/01/2021	38,217,388	USD	(216,728)
[25]	MSFINTOT Index	MS	FEDEF 1D + 0.75% (0.760%)	monthly	08/03/2022	432,536	USD	6,508
[26]	NDEUSCH Index	MS	USD LIBOR 3M + 0.20 (0.390%)	3 month	03/23/2023	116,865	USD	773
	NDEUSCH Index	JPM	USD LIBOR 1M + 0.65% (0.761%)	monthly	02/23/2022	605,116	USD	7,813
[27]	NDEUSRU Index	JPM	USD LIBOR 1M + 0.00% (0.111%)	monthly	04/20/2022	719,489	USD	5,907
[28]	NDEUSSA Index	JPM	USD LIBOR 1M + 0.10% (0.211%)	monthly	02/24/2022	722,089	USD	4,892
[29]	NDUEBRAF Index	MS	USD LIBOR 3M + 0.10 (0.290%)	3 month	03/23/2023	230,433	USD	(1,373)
	NDUEBRAF Index	JPM	USD LIBOR 1M + 0.50% (0.611%)	monthly	02/23/2022	511,134	USD	(5,679)
	Pet Center Comercio e Participacoes SA	MS	BRL CDI + 2.65% (4.150%)	monthly	09/16/2021	501,514	BRL	(5,067)
[30]	S5CONS	JPM	USD LIBOR 1M - 0.40% (-0.289%)	monthly	04/19/2022	(724,733)	USD	(16,150)
[31]	S5INDU	JPM	USD LIBOR 1M - 0.40% (-0.289%)	monthly	02/24/2022	(547,955)	USD	(12,962)
[32]	S5MATR	JPM	USD LIBOR 1M - 0.40% (-0.289%)	monthly	03/21/2022	(522,228)	USD	(7,093)
	Societe Generale SA	JPM	EUR EURIBOR 1M + 0.25% (-0.306%)	monthly	03/09/2022	66	EUR	1
	Suzano SA	MS	BRL CDI + 2.65% (4.150%)	monthly	09/16/2021	676,194	BRL	(7,328)
[33]	SXPP	JPM	EUR EURIBOR 1M + 0.35% (-0.206%)	monthly	01/19/2022	69,208	EUR	2,320
Total of Total Return Swaps								$(234,781)

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
March 31, 2021

[a]	Counterparty abbreviations	[b] Floating rate definitions
	B - Barclays	BRL CDI - Brazil Average One-Day Interbank Deposit
	CITI - Citigroup Global Markets	CDOR - Canadian Dollar Offered Rate
	GS - Goldman Sachs	EURIBOR - Euro Interbank Offered Rate. The Euribor rates are based on the interest
	JPM - J.P. Morgan Investment Bank	rates at which a panel of European banks borrow funds from one another.
	MS - Morgan Stanley	FEDEF - U.S. Federal Funds Effective Rate
LIBOR - London Interbank Offered Rate

*	No Upfront premiums paid on the Total Return Swaps.
[1]	BCIIFFOD is a custom basket of food company stocks.
[2]	CGFCREIT is a custom basket of real estate investment trust stocks.
[3]	GSCBFACT is a custom basket of investment management company stocks.
[4]	GSCBFCBA is a custom basket of Canadian bank stocks.
[5]	GSGLFCOA is a custom basket of energy company stocks.
[6]	GSGLFEXC is a custom basket of investment management company stocks.
[7]	GSGLFMIN is a custom basket of mining company stocks.
[8]	GSGLFPAY is a custom basket of financial services company stocks.
[9]	GSGLPLAS is a custom basket of plastics company stocks.
[10]	GSGLSMA3 is a custom basket of smartphone company stocks.
[11]	JPCMFBAN is a custom basket of bank stocks.
[12]	JPEBCSMI is a custom basket of Swiss stocks.
[13]	JPFCITSV is a custom basket of information technology company stocks. The components of the basket as of March 31, 2021 are shown on the following pages.
[14]	JPFUAIR is a custom basket of airline company stocks.
[15]	JPFUEMBK is a custom basket of bank stocks.
[16]	JPFUEUBA is a custom basket of European bank stocks.
[17]	JPFUEUIN is a custom basket of European insurance company stocks.
[18]	JPFUMEDA is a custom basket of media company stocks.
[19]	JPFUOMED is a custom basket of media company stocks.
[20]	JPFUREGU is a custom basket of U.S. real estate company stocks.
[21]	JPFUROBO is a custom basket of robotics/automation systems company stocks
[22]	JPFUSTEE is a custom basket of steel company stocks.
[23]	JPTAOBRL is a custom basket of Brazilian stocks.
[24]	MSFDRUS - The components of the basket as of March 31, 2021 are shown on the following pages.
[25]	MSFINTOT is a custom basket of South Korea and Taiwan electronics company stocks.
[26]	NDEUSCH - MSCI Daily Emerging Markets Chile Net Total Return USD Index
[27]	NDEUSRU - MSCI Daily Emerging Markets Russia Net Total Return USD Index
[28]	NDEUSSA - MSCI Emerging Markets Africa Net Total Return USD Index
[29]	NDUEBRAF - MSCI Brazil Net Total Return USD Index
[30]	S5CONS - S&P 500 Consumer Staples Index
[31]	S5INDU - S&P 500 Industrials Index
[32]	S5MATR - S&P 500 Materials Index
[33]	SXPP - STOXX Europe 600 Basic Resources Index.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
March 31, 2021

JPFCITSV Index

Name	Quantity	Value	Weight
International Business Machines Corp	9,806	$1,306,779	9.43%
Atos SE	14,494	1,132,832	8.17%
Hewlett Packard Enterprise Co	65,134	1,025,202	7.39%
Fujitsu Ltd	6,667	964,339	6.96%
VMware Inc	5,992	901,470	6.50%
Cognizant Technology Solutions Corp	9,737	760,652	5.49%
Oracle Corp	10,828	759,803	5.48%
Citrix Systems Inc	5,013	703,629	5.08%
NTT Data Corp	43,989	681,248	4.91%
Wipro Ltd	98,510	624,555	4.50%
Temenos AG	4,273	617,011	4.45%
Capgemini SE	3,525	600,989	4.34%
Indra Sistemas SA	65,875	580,134	4.18%
Infosys Ltd	30,089	563,268	4.06%
TietoEVRY Oyj	16,198	502,853	3.63%
DXC Technology Co	14,795	462,502	3.34%
SYNNEX Corp	3,998	459,171	3.31%
Software AG	10,722	452,800	3.27%
Conduent Inc	64,735	431,135	3.11%
Concentrix Corp	2,224	333,050	2.40%
		$13,863,422	100.00%

MSFDRUS Index

Name	Quantity	Value	Weight
USD Cash	27,659,221	$27,659,221	72.79%
NOK Cash	(13,631,561)	(1,592,714)	(4.19%)
EUR Cash	(1,001,889)	(1,174,685)	(3.09%)
HKD Cash	(6,056,530)	(778,995)	(2.05%)
GBP Cash	(442,095)	(609,114)	(1.60%)
CNY Cash	(3,772,779)	(575,171)	(1.51%)
CAD Cash	(649,573)	(516,806)	(1.36%)
JPY Cash	(53,301,077)	(481,252)	(1.27%)
Mowi Asa	12,998	322,266	0.85%
Union Pacific Cp	1,280	282,125	0.74%
ZAR Cash	(3,832,130)	(259,563)	(0.68%)
Canadian National Railway	663	251,469	0.66%
SEK Cash	(2,083,360)	(238,543)	(0.63%)
Dnb Asa	10,277	218,540	0.58%
Salmar Asa	3,016	207,910	0.55%
CF Industries Holdings	4,482	203,393	0.54%
Amazon.com Inc	65	201,115	0.53%
Nutrien Ltd	3,688	198,746	0.52%
Komatsu Ltd	6,222	192,073	0.51%
Idexx Labs	388	189,852	0.50%
CSX Corp	1,946	187,633	0.49%
The Mosaic Co.	5,935	187,605	0.49%
Norfolk Southern	698	187,427	0.49%
Zoetis Inc.	1,156	182,047	0.48%
Alibaba Group Holding Ltd	790	179,117	0.47%
Anta Sports	10,795	176,057	0.46%
Caterpillar Inc	740	171,584	0.45%
Nb: Xcmg Machinery	145,548	168,416	0.44%
Corteva Inc	3,581	166,946	0.44%
Canadian National Railway	1,411	163,648	0.43%
Persimmon Plc	3,976	161,001	0.42%
Chewy Inc - Class A	1,899	160,864	0.42%
DKK Cash	(1,011,934)	(159,503)	(0.42%)

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
March 31, 2021

MSFDRUS Index (Continued)

Name	Quantity	Value	Weight
Bakkafrost	1,919	$151,907	0.40%
AUD Cash	(194,245)	(147,603)	(0.39%)
Deere & Co	383	143,296	0.38%
Kansas City Southern	537	141,725	0.37%
Li Ning	21,388	138,922	0.37%
BP Plc	33,195	134,921	0.35%
Freshpet Inc	837	132,924	0.35%
Iberdrola	9,666	124,551	0.33%
West Fraser	1,726	124,153	0.33%
E.On Se	(10,493)	(122,043)	(0.32%)
Darling Ingredients Inc	1,640	120,671	0.32%
Fortum Oyj	4,475	119,417	0.31%
Salesforce com	555	117,588	0.31%
Barratt Developments Plc	11,367	116,990	0.31%
Berkeley Group Holdings/The	1,903	116,388	0.31%
Royal Dutch Shell Plc-A Shares	5,868	115,585	0.30%
Électricité de France	(8,589)	(115,205)	(0.30%)
Other Underlying Index Components *		10,951,413	28.82%
		$37,998,309	100.00%

* Largest 50 underlying components by market value at March 31, 2021 are listed.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (continued)
March 31, 2021 (Unaudited)

Consolidation of Subsidiary:
The Consolidated Schedule of Investments of Fulcrum Diversified Absolute Return Fund (the “Fund”) includes the holdings of Fulcrum Diversified Absolute Return Cayman Fund Ltd. (the “Subsidiary”). The Subsidiary, a Cayman Islands Exempted Company, was incorporated on July 29, 2014, and is wholly-owned and controlled by the Fund.  The Subsidiary invests primarily in commodity index swaps and other commodity-linked derivative instruments, and the Fund may invest up to 25% of its totals assets in the Subsidiary. The Fund’s policy is to consolidate entities when it is the sole or principal owner of such entity. All inter-fund balances and transactions have been eliminated in consolidation.  The net assets of the Subsidiary as of March 31, 2021, were $7,021,495 which represented 6.61% of the Fund’s net assets.

Valuation
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.
Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:
Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments
Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Debt securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.  Exchange traded derivatives are normally valued at the daily settlement price or composite mean depending on the product type.  When these valuations are used, the positions are classified as Level 1 in the fair value hierarchy.   Over-the-counter derivatives are valued by an independent pricing service using a series of techniques, including simulation pricing models,  The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates.  When prices are determined by the pricing agent, positions are classified as Level 2 of the fair value hierarchy.

The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of March 31, 2021:
Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments
Common Stocks	$5,056,781	$861	$-	$5,057,642
Preferred Stocks	2,356	-	-	2,356
Purchased Options and Warrants	1,118,415	4,863,648	-	5,982,063
Short-Term Investments	-	42,147,869	-	42,147,869
Total Investments	$6,177,552	$47,012,378	$-	$53,189,930

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobsrevable Inputs Level 3	Total
Other Financial Instruments
Written Options	$(346,664)	$(75,875)	$-	$(422,539)
Forward Currency Contracts *	-	(112,940)	-	(112,940)
Future Contracts *	1,222,851	-	-	1,222,851
Interest Rate Swaps *	-	10,693	-	10,693
Credit Default Swaps *	-	(2,930)	-	(2,930)
Total Return Swaps *	-	(234,781)	-	(234,781)
Total Other Financial Instruments	$876,187	$(415,833)	$-	$460,354

* Forward Currency Contracts, Futures Contracts, Interest Rate Swaps, Credit Default Swaps and Total Return Swaps are valued at the unrealized appreciation (depreciation) of the instrument.